STOCKHOLDERS' EQUITY (Summary of RSU Activity to Consultants) (Details) - Consultants [Member]	3 Months Ended
Sep. 30, 2015 shares
Share-based Goods and Nonemployee Services Transaction [Line Items]
Unvested at the beginning of period	28,385
Vested	(19,010)
Unvested at the end of the period	9,375